Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	26.50%	26.50%	26.50%
Deferred tax liability	$ 132,653	$ 180,259
Affiliated legal entities temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 3,017	$ 2,103